SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Earnings Per Share [Abstract]
Net (loss) income attributable to the Company	$ (2,932,213)	$ (3,563,138)	$ (6,951,698)		$ (1,673,735)		$ 145,723
Basic and diluted weighted average number of ordinary shares outstanding	7,433,673	7,382,246	7,395,120	[1]	6,048,568	[1]	6,000,000	[1]
Basic and diluted net (loss) income per ordinary share	$ (0.39)	$ (0.48)	$ (0.94)		$ (0.28)		$ 0.02

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split